Derivative Financial Instruments (Gains and Losses for Trading and Risk Management Derivatives (Not Designated as Hedging Instruments)) (Detail) - Not Designated as Hedging Instrument [Member] - JPY (¥)
¥ in Billions
	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	¥ (255)	¥ (137)	¥ (177)
Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	262	30	121
Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	(217)	(51)	(92)
Equity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	(255)	(105)	(138)
Commodity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	(6)	3	4
Credit Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	5	(6)	(11)
Others [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	(44)	(8)	(61)
Foreign Exchange Gains (Losses)-Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	¥ (218)	¥ (53)	¥ (94)
Foreign Exchange Gains (Losses)-Net [Member] | Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives
Foreign Exchange Gains (Losses)-Net [Member] | Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	¥ (217)	¥ (51)	¥ (92)
Foreign Exchange Gains (Losses)-Net [Member] | Equity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives
Foreign Exchange Gains (Losses)-Net [Member] | Commodity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives
Foreign Exchange Gains (Losses)-Net [Member] | Credit Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives
Foreign Exchange Gains (Losses)-Net [Member] | Others [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	¥ (1)	¥ (2)	¥ (2)
Trading Account Profits (Losses)-Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	(37)	(84)	(83)
Trading Account Profits (Losses)-Net [Member] | Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	¥ 262	¥ 30	¥ 121
Trading Account Profits (Losses)-Net [Member] | Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives
Trading Account Profits (Losses)-Net [Member] | Equity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	¥ (255)	¥ (105)	¥ (138)
Trading Account Profits (Losses)-Net [Member] | Commodity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	(6)	3	4
Trading Account Profits (Losses)-Net [Member] | Credit Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	5	(6)	(11)
Trading Account Profits (Losses)-Net [Member] | Others [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	¥ (43)	¥ (6)	¥ (59)